CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) (FY) - USD ($) $ in Thousands	Total	Series A-1 Preferred Stock	Series A-2 And A-3 Preferred Stock	Previously Reported	Revision of Prior Period, Adjustment	Series Seed Convertible Preferred Stock	Series Seed Convertible Preferred Stock Previously Reported	Series Seed Convertible Preferred Stock Revision of Prior Period, Adjustment	Class A Common Stock	Class A Common Stock Series A-1 Preferred Stock	Class A Common Stock Series A-2 And A-3 Preferred Stock	Class A Common Stock Previously Reported	Class A Common Stock Revision of Prior Period, Adjustment	Additional Paid-in Capital	Additional Paid-in Capital Series A-1 Preferred Stock	Additional Paid-in Capital Series A-2 And A-3 Preferred Stock	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Subscription Receivable	Subscription Receivable Previously Reported	Retained Deficit	Retained Deficit Previously Reported	Non- controlling Interest	Non- controlling Interest Previously Reported
Shares outstanding, beginning balance (in shares) at Dec. 31, 2021						0	3,981,236
Shares outstanding, beginning balance (in shares) (Retroactive application of conversion of Series Seed to Class A Common Stock) at Dec. 31, 2021								(3,981,000)
Shares, outstanding, beginning balance (in shares) at Dec. 31, 2021									11,268,877			7,120,208
Shares, outstanding, beginning balance (in shares) (Retroactive application of conversion of Series Seed to Class A Common Stock) at Dec. 31, 2021													4,041,282
Shares, outstanding, beginning balance (in shares) (Retroactive application of recapitalization (note 1)) at Dec. 31, 2021													107,387
Shareholders' equity, beginning balance at Dec. 31, 2021	$ 7,910			$ 7,910		$ 0	$ 4		$ 1			$ 7		$ 5,134			$ 5,124		$ (50)	$ (50)	$ (1,473)	$ (1,473)	$ 4,298	$ 4,298
Shareholders' equity, beginning balance (Retroactive application of conversion of Series Seed to Class A Common Stock) at Dec. 31, 2021					$ 0			$ (4)										$ 4
Shareholders' equity, beginning balance (Retroactive application of recapitalization (note 1)) at Dec. 31, 2021					$ 0								$ (6)					$ 6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash collected from subscription receivable	35																		35
Stock-based compensation	17													17
Change in ownership interest in former subsidiary	34													34
Deconsolidation of former subsidiaries	$ (4,265)
Exercise of stock options (in shares)	(0)
Net Loss	$ (9,400)																				(9,367)		(33)
Shares, outstanding, ending balance (in shares) at Dec. 31, 2022	11,268,877								11,268,877
Shareholders' equity, ending balance at Dec. 31, 2022	$ (5,669)								$ 1					5,185					(15)		(10,840)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 8													8
Shares, outstanding, ending balance (in shares) at Mar. 31, 2023									11,268,877
Shares, outstanding, beginning balance (in shares) at Dec. 31, 2022	11,268,877								11,268,877
Shareholders' equity, beginning balance at Dec. 31, 2022	$ (5,669)								$ 1					5,185					(15)		(10,840)		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash collected from subscription receivable	15																		15
Stock-based compensation	82													82
Change in ownership interest in former subsidiary	0
Issuance of common stock to employees (in shares)									9,441
Issuance of common stock to employees	94													94
Stock issued during period (in shares)									8,650,969
Reverse recapitalization, net of transaction costs	$ 10,462								$ 1					10,461
Exercise of stock options (in shares)	207,392								207,341
Exercise of stock options	$ 23													23
Issuance of preferred Series A-1, A-2, A-3 shares, converted to Class A common stock following business combination (in shares)										2,447,453	5,459,368
Issuance of preferred Series A-1, A-2, A-3 shares, converted to Class A common stock following business combination		$ 24,204	$ 38,362								$ 1				$ 24,204	$ 38,361
Net Loss	$ (52,822)																				(52,822)
Shares outstanding, ending balance (in shares) at Dec. 31, 2023	0
Shares, outstanding, ending balance (in shares) at Dec. 31, 2023	28,043,449								28,043,449
Shareholders' equity, ending balance at Dec. 31, 2023	$ 14,751								$ 3					78,410					$ 0		$ (63,662)		$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation	$ 83													$ 83
Issuance of common stock to employees (in shares)									1,208,180
Exercise of stock options (in shares)	43,262
Shares, outstanding, ending balance (in shares) at Mar. 31, 2024	29,251,629								29,251,629